Inventories (Components Of Inventories) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Inventories [Abstract]
Finished goods	$ 5,909,892	$ 5,572,296
Work in process	3,220,423	3,301,168
Raw materials	9,106,277	7,364,043
Production supplies	227,427	259,678
Total	$ 18,464,019	$ 16,497,185